Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance

The following Pay Versus Performance information presents the compensation of our Principal Executive Office (“PEO”) and Named Executive Officers (“NEOs”) disclosed in the Summary Compensation Table as well as Compensation Actually Paid (“CAP”) to our NEOs and certain performance measures prepared in accordance with Item 402(v) of SEC Regulations S-K.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in 2024 in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy and how the Compensation Committee aligns executive compensation with our performance, refer generally to the sections above.

	Summary Compensation Table	Compensation Actually	Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on(3):	Net Income
Year	Total for PEO	Paid to PEO(2)	Non-PEO NEOs(1)	Non-PEO NEOs(2)	TSR
2024	$1,456,500	$1,050,000	$500,000	$500,000	$20.69	$(11,349,814)
2023	$1,621,999	$1,050,000	$500,000	$500,000	$39.48	$(17,583,327)

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(1)      Non-PEO consists of one person

(2)      The CAP amounts presented reflects the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:

	2024		2023
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table	1,456,500	500,000	1,621,999	500,000
Grant Date FV of option awards granted in fiscal year	(406,500)	—	(571,999)	—
Total Compensation Actually Paid	$1,050,000	$500,000	$1,050,000	$500,000

(3)      Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended December 31, 2022 through the last trading day of the applicable fiscal year.

PEO Total Compensation Amount		$ 1,456,500	$ 1,621,999
PEO Actually Paid Compensation Amount	[1]	1,050,000	1,050,000
Non-PEO NEO Average Total Compensation Amount	[2]	500,000	500,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 500,000	500,000
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Cumulative TSR
	2023	2024
PEO	$1,050,000	$1,050,000
NEO	$500,000	$500,000
TSR	$39	$21

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income
	2023	2024
PEO	$1,050,000	$1,050,000
NEO	$500,000	$500,000
Net Income	$(17,583,327)	$(11,349,814)

Total Shareholder Return Amount	[3]	$ 20.69	39.48
Net Income (Loss)		(11,349,814)	(17,583,327)
PEO | Grant Date FV of Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(406,500)	(571,999)
Non-PEO NEO | Grant Date FV of Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The CAP amounts presented reflects the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:
	2024		2023
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table	1,456,500	500,000	1,621,999	500,000
Grant Date FV of option awards granted in fiscal year	(406,500)	—	(571,999)	—
Total Compensation Actually Paid	$1,050,000	$500,000	$1,050,000	$500,000

[2]	Non-PEO consists of one person
[3]	Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended December 31, 2022 through the last trading day of the applicable fiscal year.